United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   6/30/2006

Check here if Amendment [X];   Amendment Number: 1
  This Amendment (Check only one.):      [X] is a restatement.
  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manager:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida             11/4/2008
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  147

Form 13F Information Table Value Total:  193404(value x 1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.



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FORM 13F INFORMATION TABLE



Name of Issuer				Title 	CUSIP		Valuex1000	Amount	SH/	PUT/	Investment 	Other 	Voting Discretion
					of 						PRN  	CALL	Discretion	Manager Sole  Shared None


1/100 Berkshire Hathway Cl A         	CL A	84670108	3,300		3,600	SH	   	Sole		   	3,600
99 Cents Only Stores                 	COM	65440k106       128		12,272	SH	   	Sole		   	12,272
A T & T Corp New                     	COM	00206R102       486		17,410	SH	   	Sole		   	17,410
Affiliated Managers Grp              	COM	8252108		292		3,366	SH	   	Sole		   	3,366
Agree Realty Corp                    	COM	8492100		1,504		44,264	SH	   	Sole		   	44,264
Akamai Technologies                  	COM	00971T101      	290		8,000	SH	   	Sole		   	8,000
Alico Inc                            	COM	16230104	551		10,000	SH	   	Sole		   	10,000
Altria Group Inc                     	COM	02209S103       1,172		15,965	SH	   	Sole		   	15,965
American Express Company             	COM	25816109	318		5,979	SH	   	Sole		   	5,979
AmeriGas Partners LP           UNIT L P INT	30975106	530		18,025	SH	   	Sole		   	18,025
Amgen Incorporated                   	COM	31162100	253		3,874	SH	   	Sole		   	3,874
Anadarko Petroleum Corp              	COM	32511107	910		19,085	SH	   	Sole		   	19,085
Apache Corp                          	COM	37411105	2,961		43,389	SH	   	Sole		   	43,389
Bank Of America Corporation          	COM	60505104	955		19,856	SH	   	Sole		   	19,856
Berkshire Hathaway Cl B              	CL B	84670207	3,703		1,217	SH	   	Sole		   	1,217
Block H & R Incorporated             	COM	93671105	246		10,299	SH	   	Sole		   	10,299
Boardwalk Pipeline Ptnrs     UT LTD PARTNER	96627104	620		25,307	SH	   	Sole		   	25,307
Boston Properties Inc                	COM	101121101	629		6,955	SH	   	Sole		   	6,955
Buckeye Partners Uts LP      UNIT LTD PARTN	118230101	651		15,465	SH	   	Sole		   	15,465
Chevrontexaco Corp                   	COM	166764100	566		9,123	SH	   	Sole		   	9,123
Cimarex Energy Co                    	COM	171798101	2,479		57,656	SH	   	Sole		   	57,656
Citigroup Inc                        	COM	172967101	2,415		50,053	SH	   	Sole		   	50,053
Coca Cola Company                    	COM	191216100	331		7,688	SH	   	Sole		   	7,688
Cohen & Steers Select Fund           	COM	19248A109       939		45,450	SH	   	Sole		   	45,450
Concurrent Computer New              	COM	206710204	2,472		947,177	SH	   	Sole		   	947,177
Conocophillips                       	COM	20825C104       688		10,504	SH	   	Sole		   	10,504
Consolidated-Tomoka Land FL          	COM	210226106	254		4,604	SH	   	Sole		   	4,604
Cross Timbers Royalty Tr            TR UNIT	22757R109       247		5,500	SH	   	Sole		   	5,500
Ctrip Com Intl Ltd Adr               	ADR	22943F100       260		5,100	SH	   	Sole		   	5,100
Devon Energy Cp New                  	COM	25179M103       2,307		38,190	SH	   	Sole		   	38,190
Du Pont E I De Nemour&Co             	COM	263534109	441		10,595	SH	   	Sole		   	10,595
Duke Energy Corporation              	COM	26441C105       255		8,676	SH	   	Sole		   	8,676
Duke Realty Corp                    COM NEW	264411505	299		8,500	SH	   	Sole		   	8,500
Education Realty TRUST               	COM	28140H104       216		13,000	SH	   	Sole		   	13,000
Enbridge Energy Mgmt          SHS UNITS LLI	29250X103       532		12,825	SH	   	Sole		   	12,825
Enbridge Energy Ptnrs LP             	COM	29250R106       3,621		83,150	SH	   	Sole		   	83,150
Energy Transfer Equity       COM UT LTD PTN	29273V100       622		23,490	SH	   	Sole		   	23,490
Energy Transfer Partners     UNIT LTD PARTN	29273R109       2,898		64,896	SH	   	Sole		   	64,896
Enerplus Resources Fund New   UNIT TR G NEW	29274D604       3,454		61,420	SH	   	Sole		   	61,420
Enron Corp                     	   NOTE 2/0	29356IAN9	0		10,000	SH	   	Sole		   	10,000
Enterprise Grp Hldgs Lp         UNIT LP INT	293716106	296		9,120	SH	   	Sole		   	9,120
Enterprise Prd Prtnrs LP             	COM	293792107	4,531		181,966	SH	   	Sole		   	181,966
Entertainment Propertys Tr   COM SH BEN INT	29380T105       2,055		47,726	SH	   	Sole		   	47,726
Equity Residential Properties    SH BEN INT	29476L107       9,762		218,248	SH	   	Sole		   	218,248
Europe 2001 HOLDRS           DEPOSITRY RCPT	29875G105       4,358		61,300	SH	   	Sole		   	61,300
Evergreen Mngd Income Fd            COM SHS	30024Y104       170		10,525	SH	   	Sole		   	10,525
Exxon Mobil Corporation              	COM	30231G102       487		7,943	SH	   	Sole		   	7,943
Ferrellgas Partners LP        UNIT LTD PART	315293100	3,809		171,117	SH	   	Sole		   	171,117
Finisar Corp                         	COM	31787A101       177		54,120	SH	   	Sole		   	54,120
First Israel Fund                    	COM	32063L100       446		29,655	SH	   	Sole		   	29,655
Gateway Inc                          	COM	367626108	19		10,000	SH	   	Sole		   	10,000
General Electric Company             	COM	369604103	698		21,190	SH	   	Sole		   	21,190
General Growth Propertys             	COM	370021107	649		14,400	SH	   	Sole		   	14,400
General Motors A              DEB SR CONV A	370442741	1,165		47,735	SH	   	Sole		   	47,735
Goldman Sachs Group Inc              	COM	38141G104       3,118		20,730	SH	   	Sole		   	20,730
Graco Incorporated                   	COM	384109104	213		4,634	SH	   	Sole		   	4,634
Grubb & Ellis Rlty 10wts             	COM	400096103	105		214,300	SH	   	Sole		   	214,300
Halliburton Co Hldg Co               	COM	406216101	279		3,760	SH	   	Sole		   	3,760
HCP Inc.                             	COM	421915109	656		24,525	SH	   	Sole		   	24,525
Healthcare Realty Trust              	COM	421946104	1,107		34,745	SH	   	Sole		   	34,745
Hospitality Properties Tr    COM SH BEN INT	44106M102       1,372		31,241	SH	   	Sole		   	31,241
India Fund Inc                       	COM	454089103	511		11,067	SH	   	Sole		   	11,067
Inergy Holdings Lp                   	COM	45661Q107       286		8,945	SH	   	Sole		   	8,945
Intel Corp                           	COM	458140100	256		13,448	SH	   	Sole		   	13,448
International Business Machine       	COM	459200101	519		6,756	SH	   	Sole		   	6,756
Internet Infrastructure HOLDR DEPOSTRY RCPT	46059V104       98		20,000	SH	   	Sole		   	20,000
Intl Asset Holding Corp              	COM	459028106	240		14,613	SH	   	Sole		   	14,613
iShares Dow Jones Select     DJ SEL DIV INX	464287168	619		9,815	SH	   	Sole		   	9,815
iShares MSCI Brazil Index        MSCI BRAZIL	464286400	205		5,235	SH	   	Sole		   	5,235
iShares MSCI EAFE             MSCI EAFE IDX	464287465	258		3,940	SH	   	Sole		   	3,940
iShares MSCI Hong Kong Index MSCI HONG KONG	464286871	425		31,412	SH	   	Sole		   	31,412
iShares MSCI Japan Index         MSCI JAPAN	464286848	1,357		99,519	SH	   	Sole		   	99,519
iShares MSCI Korea Index       MSCI S KOREA	464286772	516		11,426	SH	   	Sole		   	11,426
iShares MSCI Mexico Index       MSCI MEXICO	464286822	559		15,045	SH	   	Sole		   	15,045
iShares S&P Midcap/BARRA Grt S&P MC 400 GRW	464287606	3,310		43,150	SH	   	Sole		   	43,150
iShares S&P Midcap/BARRA Val S&P MIDCP VALU	464287705	6,074		81,498	SH	   	Sole		   	81,498
iShares S&P Smallcap/BARRA G S&P SMLCP GROW	464287887	2,053		16,745	SH	   	Sole		   	16,745
iShares S&P Smallcap/BARRA V S&P SMLCP VALU	464287879	4,587		66,052	SH	   	Sole		   	66,052
Jabil Circuit Inc                    	COM	466313103	225		8,770	SH	   	Sole		   	8,770
Johnson & Johnson                    	COM	478160104	698		11,646	SH	   	Sole		   	11,646
JP Morgan Chase & Co                 	COM	46625H100       1,121		26,702	SH	   	Sole		   	26,702
Kinder Morgan Energy LP      UT LTD PARTNER	494550106	12,304		267,705	SH	   	Sole		   	267,705
Kinder Morgan Inc                    	COM	49455P101       275		2,750	SH	   	Sole		   	2,750
Kinder Morgan Mgmt Llc               	SHS	49455U100       442		10,283	SH	   	Sole		   	10,283
King Pharmaceuticals Inc             	COM	495582108	255		15,000	SH	   	Sole		   	15,000
Lauder Estee Co Inc Cl A             	CL A	518439104	483		12,489	SH	   	Sole		   	12,489
Lehman Bros Holding Inc              	COM	524908100	782		12,000	SH	   	Sole		   	12,000
Liberty Property Trust           SH BEN INT	531172104	292		6,600	SH	   	Sole		   	6,600
Lone Star Technologies               	COM	542312103	237		4,380	SH	   	Sole		   	4,380
Magellan Midstream Hldgs        COM LP INTS	55907R108       369		17,680	SH	   	Sole		   	17,680
Magellan Midstream Ptnrs     COM UNIT RP LP	559080106	326		9,595	SH	   	Sole		   	9,595
Mcgraw-Hill Cos                      	COM	580645109	302		6,010	SH	   	Sole		   	6,010
Medtronic Inc                        	COM	585055106	1,566		33,385	SH	   	Sole		   	33,385
Metlife Inc                          	COM	59156R108       364		7,100	SH	   	Sole		   	7,100
Nasdaq 100 Tr              	UNIT SER 1	631100104	533		13,750	SH	   	Sole		   	13,750
Nationwide Health Propertys          	COM	638620104	1,222		54,265	SH	   	Sole		   	54,265
Natural Resource Ptnr LP       COM UNIT L P	63900P103       317		5,850	SH	   	Sole		   	5,850
New Plan Excel Realty Trust          	COM	648053106	254		10,300	SH	   	Sole		   	10,300
Northern TRUST Corp                  	COM	665859104	442		8,000	SH	   	Sole		   	8,000
Oneok Partners LP            UNIT LTD PARTN	68268N103       3,308		67,024	SH	   	Sole		   	67,024
Oracle Corporation                   	COM	68389X105       225		15,500	SH	   	Sole		   	15,500
Pengrowth Energy TRUST A       TRUST UNIT A	706902301	523		21,720	SH	   	Sole		   	21,720
Penn Virginia Res Partners           	COM	707884102	5,417		201,514	SH	   	Sole		   	201,514
Petrofund Energy TRUST              TR UNIT	71648W108       3,186		127,539	SH	   	Sole		   	127,539
Pfizer Incorporated                  	COM	717081103	436		18,581	SH	   	Sole		   	18,581
Pharmaceutical HOLDRS        DEPOSITRY RCPT	71712A206       1,666		23,700	SH	   	Sole		   	23,700
Pilgrims Pride Corp                  	COM	721467108	348		13,500	SH	   	Sole	   		13,500
Plains All American Pipeline UNIT LTD PARTN	726503105	2,658		60,870	SH	   	Sole	   		60,870
Plum Creek Timber Co                 	COM	729251108	469		13,213	SH	   	Sole	   		13,213
Primewest Energy TRUST Newf     TR UNIT NEW	741930309	2,213		73,830	SH	   	Sole	   		73,830
Procter & Gamble                     	COM	742718109	272		4,899	SH	   	Sole	   		4,899
Provident Energy TRUST              TR UNIT	74386K104       1,852		149,680	SH	   	Sole	   		149,680
Realty Income Corp                   	COM	756109104	671		30,621	SH	   	Sole	   		30,621
Reynolds American Inc                	COM	761713106	341		2,960	SH	   	Sole	   		2,960
Royal Dutch Shell B Adrf         SPON ADR B	780259107	314		4,501	SH	   	Sole	   		4,501
Select Comfort Corp                  	COM	81616X103       230		10,000	SH	   	Sole	   		10,000
Smith International Inc              	COM	832110100	271		6,105	SH	   	Sole	   		6,105
Southwest Airlines Co                	COM	844741108	184		11,250	SH	   	Sole	   		11,250
Streetracks Gold TRUST             GOLD SHS	863307104	1,670		27,280	SH	   	Sole	   		27,280
Suburban Propane Partner LP  UNIT LTD PARTN	864482104	812		25,750	SH	   	Sole	   		25,750
Suncor Energy Inc                    	COM	867229106	879		10,850	SH	   	Sole	   		10,850
T C Pipelines LP             UT COM LTD PRT	87233Q108       8,396		254,425	SH	   	Sole	   		254,425
Target Corporation                   	COM	87612E106	270		5,535	SH	   	Sole	   		5,535
Teekay Lng Partners Lp        PRTNRSP UNITS	Y8564M105       491		16,140	SH	   	Sole	   		16,140
Teppco Partners LP           UT LTD PARTNER	872384102	6,155		174,603	SH	   	Sole	   		174,603
The Charles Schwab Corp              	COM	808513105	719		45,000	SH	   	Sole	   		45,000
Time Warner Inc                      	COM	887317105	620		35,821	SH	   	Sole	   		35,821
Trammell Crow Co                     	COM	89288r106       235		6,690	SH	   	Sole	   		6,690
United Parcel Service B              	CL B	911312106	6,145		74,642	SH	   	Sole	   		74,642
United States Steel Corp             	COM	912909108	351		5,000	SH	   	Sole	   		5,000
Univision Communs Inc                	CL A	914906102	487		14,538	SH	   	Sole	   		14,538
Vaalco Energy Inc New               COM NEW	91851c201       205		21,000	SH	   	Sole	   		21,000
Valero LP                    COM UT LTD PRT	91913W104       1,322		26,784	SH	   	Sole	   		26,784
Van Kampen SR Incm Tr                	COM	920961109	425		51,000	SH	   	Sole	   		51,000
Vanguard Emg Mkts VIPERS     EMR MKT VIPERS	922042858	1,204		18,723	SH	   	Sole	   		18,723
Vanguard Intl Equities VIPERS   EURO VIPERS	922042874	1,533		25,622	SH	   	Sole	   		25,622
Vanguard Large-Cap Growth VIP GROWTH VIPERS	922908736	3,249		61,335	SH	   	Sole	   		61,335
Vanguard Large-Cap Value VIPE  VALUE VIPERS	922908744	1,715		28,500	SH	   	Sole	   		28,500
Vanguard Small-Cap Growth VI SML CP G VIPER	922908595	1,461		23,755	SH	   	Sole	   		23,755
Vanguard Small-Cap Value VIP SM CP V VIPERS	922908611	1,478		22,530	SH	   	Sole	   		22,530
Vanguard Utilities VIPERS      UTILS VIPERS	92204A876       609		9,015	SH	   	Sole	   		9,015
Ventas Inc                           	COM	92276F100       583		17,200	SH	   	Sole	   		17,200
Verizon Communications               	COM	92343V104       472		14,103	SH	   	Sole	   		14,103
Vornado Realty Trust             SH BEN INT	929042109	1,261		12,930	SH	   	Sole	   		12,930
Wal-Mart Stores Inc                  	COM	931142103	247		5,130	SH	   	Sole	   		5,130
Williams Companies                   	COM	969457100	584		25,000	SH	   	Sole	   		25,000
Wynn Resorts                         	COM	983134107	293		4,000	SH	   	Sole	   		4,000

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